OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 06, 2022	Jan. 06, 2022	Dec. 11, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Repayments of loan				$ 300,000	$ 0
Accounts receivable due				457,549		$ 281,543	$ 5,687
Short Term Loan Equipment [Member]
Short-term loan for equipment			$ 1,500,000
Interest rate			0.00%
Term of loan			over 18 months with zero interest			thirty months
Principal balance of loan				$ 0		$ 1,482,681	1,500,000
Imputed discount			$ 109,627
Amortization of discount						30,465	$ 30,465
Repayments of loan		$ 50,000				50,000
Repayment of outstanding loan	$ 250,000
Restricted stock shares issued during period	266,667
Accounts receivable due						$ 17,319